Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	30
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:	$1,335,346,691.89

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%	May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%	February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%	December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%	November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%	November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%	November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%	December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$199,208,615.27	0.4238481	$178,118,568.07	0.3789757	$21,090,047.19
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$389,538,615.27	0.2939182	$368,448,568.07	0.2780052	$21,090,047.19

Weighted Avg. Coupon (WAC)	3.24%		3.24%
Weighted Avg. Remaining Maturity (WARM)	31.90		31.02
Pool Receivables Balance	$416,899,694.49		$395,329,898.41
Remaining Number of Receivables	42,490		41,515

Adjusted Pool Balance	$409,568,815.64		$388,478,768.45

III. COLLECTIONS

Principal:
Principal Collections	$20,704,086.74
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$460,027.40
Total Principal Collections	$21,164,114.14

Interest:
Interest Collections	$1,094,456.40
Late Fees & Other Charges	$53,759.47
Interest on Repurchase Principal	$-
Total Interest Collections	$1,148,215.87

Collection Account Interest	$4,473.83
Reserve Account Interest	$756.37
Servicer Advances	$-

Total Collections	$22,317,560.21

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	30
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$22,317,560.21
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$22,317,560.21

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$347,416.41	$-	$347,416.41	$347,416.41
Collection Account Interest					$4,473.83
Late Fees & Other Charges					$53,759.47
Total due to Servicer					$405,649.71

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$149,406.46		$149,406.46
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$272,119.46		$272,119.46	$272,119.46

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$21,480,793.04

9. Regular Principal Distribution Amount:					$21,090,047.19

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$21,090,047.19
Class A-4 Notes		$-
Class A Notes Total:	$21,090,047.19	$21,090,047.19
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$21,090,047.19	$21,090,047.19

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			390,745.85

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,330,878.85
Beginning Period Amount	$7,330,878.85
Current Period Amortization	$479,748.89
Ending Period Required Amount	$6,851,129.96
Ending Period Amount	$6,851,129.96
Next Distribution Date Required Amount	$6,389,175.97

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	4.89%	5.16%	5.16%

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	October 2016
Distribution Date	11/15/16
Transaction Month	30
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.31%	40,812	97.47%	$385,338,298.73
30 - 60 Days	1.33%	551	1.98%	$7,808,064.18
61 - 90 Days	0.28%	118	0.43%	$1,681,105.64
91-120 Days	0.08%	34	0.13%	$502,429.86
121 + Days	0.00%	0	0.00%	$-
Total		41,515		$395,329,898.41

Delinquent Receivables 30+ Days Past Due
Current Period	1.69%	703	2.53%	$9,991,599.68
1st Preceding Collection Period	1.54%	655	2.26%	$9,432,937.98
2nd Preceding Collection Period	1.60%	697	2.32%	$10,197,169.87
3rd Preceding Collection Period	1.51%	676	2.16%	$10,041,772.78
Four-Month Average	1.59%		2.32%

Repossession in Current Period		43		$563,174.21
Repossession Inventory		104		$498,613.95

Current Charge-Offs
Gross Principal of Charge-Offs				$865,709.34
Recoveries				$(460,027.40)
Net Loss				$405,681.94

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.17%

Average Pool Balance for Current Period				$406,114,796.45

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.20%
1st Preceding Collection Period				1.08%
2nd Preceding Collection Period				0.76%
3rd Preceding Collection Period				0.76%
Four-Month Average				0.95%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	61	2,249	$35,714,270.47
Recoveries	49	1,981	$(19,563,265.61)
Net Loss			$16,151,004.86
Cumulative Net Loss as a % of Initial Pool Balance			1.18%

Net Loss for Receivables that have experienced a Net Loss *	56	1,902	$16,201,502.70
Average Net Loss for Receivables that have experienced a Net Loss			$8,518.14

Principal Balance of Extensions			$1,910,613.58
Number of Extensions			131

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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